Initial Public Offering - Additional Information (Detail) - $ / shares			2 Months Ended	5 Months Ended
	Jul. 06, 2020	May 07, 2020	Jul. 06, 2020	Sep. 30, 2020
Initial Public Offering (Details) [Line Items]
Sale of stock in shares		14,375,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 10.00
Description of public warrant		Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Additional purchase units			1,875,000	1,875,000
Per share price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares	14,375,000	12,500,000	14,375,000	14,375,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 10.00		$ 10.00